VANECK LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.2%
Austria: 0.6%
Verbund AG #	14,418	$1,531,410
Brazil: 1.1%
Centrais Eletricas Brasileiras SA (ADR) †	149,373	1,181,540
Cia Energetica de Minas Gerais (ADR) †	422,113	1,359,204
Cia Paranaense de Energia (ADR)	76,590	598,934
		3,139,678
Canada: 3.8%
Ballard Power Systems, Inc. (USD) * †	111,500	1,297,860
Boralex, Inc. †	39,797	1,291,041
Brookfield Renewable Corp. (USD)	47,599	2,084,836
Canadian Solar, Inc. (USD) * †	18,989	671,451
Innergex Renewable Energy, Inc. †	58,219	926,619
Northland Power, Inc. †	101,212	3,367,656
TransAlta Renewables, Inc. †	47,583	704,002
		10,343,465
Chile: 0.4%
Enel Americas SA (ADR) †	172,158	1,027,783
China: 15.8%
BYD Co. Ltd. (HKD) #	298,500	8,304,876
China Everbright Environment Group Ltd. (HKD) #	1,643,000	986,377
China Longyuan Power Group Corp. Ltd. (HKD) #	849,000	1,908,798
Daqo New Energy Corp. (ADR) *	24,577	1,015,521
Li Auto, Inc. (ADR) *	278,205	7,180,471
NIO, Inc. (ADR) *	630,335	13,268,552
Xinyi Solar Holdings Ltd. (HKD) #	2,338,000	4,069,971
XPeng, Inc. (ADR) *	229,198	6,323,573
		43,058,139
Denmark: 8.9%
Orsted AS 144A # *	84,325	10,616,259
ROCKWOOL International A/S #	3,312	1,099,660
Vestas Wind Systems A/S #	427,649	12,617,712
		24,333,631
France: 0.3%
Neoen SA 144A # * †	22,429	958,352
Germany: 1.4%
Encavis AG #	53,648	1,125,038
Nordex SE # * †	47,792	832,414
Siemens Gamesa Renewable Energy SA # * †	100,196	1,767,529
		3,724,981
Ireland: 1.7%
Kingspan Group Plc #	46,940	4,614,779
Italy: 7.1%
Enel SpA #	2,761,919	18,547,335
ERG SpA #	24,792	826,933
		19,374,268
	Number of Shares	Value
Japan: 0.3%
Horiba Ltd. #	16,484	$900,916
New Zealand: 1.8%
Contact Energy Ltd. # †	309,098	1,745,797
Mercury NZ Ltd. # †	293,312	1,208,430
Meridian Energy Ltd. #	562,457	1,966,702
		4,920,929
Norway: 0.6%
NEL ASA # * †	651,164	1,101,013
Scatec ASA 144A #	41,795	637,164
		1,738,177
Portugal: 1.0%
EDP Renovaveis SA #	107,044	2,768,103
South Korea: 4.4%
Hanwha Solutions Corp. # *	47,748	1,407,097
Samsung SDI Co. Ltd. #	22,070	10,741,241
		12,148,338
Spain: 8.5%
Acciona SA # †	11,004	2,115,420
Atlantica Sustainable
Infrastructure Plc (USD)	25,063	878,959
Iberdrola SA # *	1,832,882	20,149,252
		23,143,631
Sweden: 2.6%
Nibe Industrier AB #	635,808	7,110,413
Switzerland: 0.2%
Landis+Gyr Group AG #	9,536	605,646
Taiwan: 0.3%
Simplo Technology Co. Ltd. #	76,000	820,480
Thailand: 0.9%
Energy Absolute PCL (NVDR) #	798,100	2,342,406
United Kingdom: 1.1%
Ceres Power Holdings Plc # * †	52,712	507,098
ITM Power Plc # * †	207,724	958,752
Johnson Matthey Plc #	65,667	1,609,666
		3,075,516
United States: 37.4%
Badger Meter, Inc.	8,605	858,005
Bloom Energy Corp. * †	49,607	1,198,009
EnerSys	13,607	1,014,674
Enphase Energy, Inc. *	47,165	9,516,954
First Solar, Inc. *	30,335	2,540,253
Fisker, Inc. * †	51,310	661,899
FuelCell Energy, Inc. * †	134,033	772,030
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	29,735	1,410,331
Installed Building Products, Inc.	6,224	525,866
Lucid Group, Inc. * †	280,042	7,113,067
NextEra Energy, Inc.	255,581	21,650,267
Nikola Corp. * †	114,365	1,224,849
Ormat Technologies, Inc.	14,743	1,206,420
Owens Corning	34,457	3,152,815
Plug Power, Inc. * †	190,614	5,453,467
Renewable Energy Group, Inc. *	11,888	721,007
Rivian Automotive, Inc. *	159,135	7,994,942
SolarEdge Technologies, Inc. * †	21,190	6,831,020

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VANECK LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
United States (continued)
Sunnova Energy International, Inc. * †	28,304	$652,690
Sunrun, Inc. *	64,104	1,946,838
Tesla, Inc. *	23,899	25,753,562
		102,198,965
Total Common Stocks (Cost: $261,504,139)		273,880,006
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.8% (Cost: $13,077,931)
Money Market Fund: 4.8%
State Street Navigator Securities Lending Government Money Market Portfolio	13,077,931	$13,077,931
Total Investments: 105.0% (Cost: $274,582,070)		286,957,937
Liabilities in excess of other assets: (5.0)%		(13,645,176)
NET ASSETS: 100.0%		$273,312,761

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $128,503,039 which represents 47.0% of net assets.
†	Security fully or partially on loan. Total market value of securities on loan is $34,168,003.
*	Non-income producing
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $12,211,775, or 4.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	28.2%	$77,126,808
Energy	0.3	721,007
Financials	0.5	1,410,331
Industrials	17.3	47,656,290
Information Technology	14.1	38,571,456
Materials	1.1	3,016,764
Utilities	38.5	105,377,350
	100.0%	$273,880,006
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